1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details 2) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies And Organization Details 2
Deferred tax liability:	$ 0	$ 0
Deferred tax asset
Net Operating Loss Carryforward	3,324,665	2,829,510
Valuation allowance	(3,324,665)	(2,829,510)
Net deferred tax asset	0	0
Net deferred tax liability	$ 0	$ 0